Performance Management - Logan Capital International ETF	Sep. 24, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.
The Fund expects to commence operations on or about September 25, 2026, after the conversion of a separately managed account known as Separately Managed International Portfolio A (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on January 1, 2007. The Adviser was the investment adviser for the Predecessor Account for the entire performance period shown. The Predecessor Account transferred all its portfolio securities into the Fund.

The information in the bar chart and the performance table below is for the Predecessor Account. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account has been managed in substantially the same way as the Adviser will manage the Fund. The returns for the Predecessor Account reflect the performance prior to the conversion into the Fund. In addition, the Predecessor Account’s net performance shown below has been recalculated using the net expense ratio of 0.99% that applies to the Fund, which has the effect of reducing the Predecessor Account’s performance. The use of adjusted fees and expenses does not result in performance that is higher than the performance that would have been achieved using actual fees and expenses. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.

The performance of the Predecessor Account was calculated using standardized SEC calculation methodologies.
This bar chart shows the performance of the Predecessor Account based on a calendar year. Updated performance information is available on the Fund’s website at www.logancapitalfunds.com.
Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	Calendar Year to Date Return as of June 30, 2026 5.90%

Highest Quarterly Return	Q4: 2022	19.03%
Lowest Quarterly Return	Q1: 2020	-22.75%

Year to Date Return, Label [Optional Text]	Year to Date Return
Bar Chart, Year to Date Return	5.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	19.03%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(22.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025 for the Predecessor Account
Performance Table Footnotes	Prior to September 25, 2026, the Fund was a separately managed account that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to September 25, 2026.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.logancapitalfunds.com